CONSOLIDATED STATEMENTS OF CASH FLOWS (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	¥ 74,388	¥ 104,647
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	37,566	39,853
Gain on investments in equity securities	(9,234)	(12,889)
Deferred income taxes	19,918	9,523
Changes in operating assets and liabilities:
Time deposits	143,036	141,920
Deposits with stock exchanges and other segregated cash	(49,499)	(106,007)
Trading assets and private equity investments	(775,733)	(803,462)
Trading liabilities	(395,689)	1,131,663
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	907,217	224,006
Securities borrowed, net of securities loaned	(34,750)	(232,396)
Other secured borrowings	(75,485)	11,732
Loans and receivables, net of allowance for doubtful accounts	9,322	(161,064)
Payables	150,424	347,701
Bonus accrual	(53,295)	(37,128)
Accrued income taxes, net	16,987	(16,873)
Other, net	66,521	(236,432)
Net cash provided by operating activities	31,694	404,794
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(72,612)	(114,549)
Proceeds from sales of office buildings, land, equipment and facilities	41,768	94,214
Payments for purchases of investments in equity securities	(102)	(100)
Proceeds from sales of investments in equity securities	4,735	2,304
Decrease (increase) in loans receivable at banks, net	(12,464)	3,918
Decrease (increase) in non-trading debt securities, net	68,663	(88,042)
Other, net	(6,411)	4,146
Net cash provided by (used in) investing activities	23,577	(98,109)
Cash flows from financing activities:
Increase in long-term borrowings	1,211,301	1,112,884
Decrease in long-term borrowings	(1,188,488)	(947,062)
Increase (decrease) in short-term borrowings, net	(5,168)	59,590
Decrease in deposits received at banks, net	(53,645)	(1,891)
Proceeds from sales of common stock held in treasury	78	288
Payments for repurchases of common stock held in treasury	(65,199)	(32,493)
Payments for cash dividends	(33,469)	(22,285)
Net cash provided by (used in) financing activities	(134,590)	169,031
Effect of exchange rate changes on cash and cash equivalents	29,313	17,240
Net increase (decrease) in cash and cash equivalents	(50,006)	492,956
Cash and cash equivalents at beginning of the year	1,489,792	805,087
Cash and cash equivalents at end of period	1,439,786	1,298,043
Cash paid during the year for-
Interest	170,522	154,025
Income tax payments, net	¥ 14,386	¥ 88,855